Fees Summary	Jan. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,410,000
Previously Paid Amount	0.00
Total Fee Amount	609.02
Total Offset Amount	0.00
Net Fee	609.02
Narrative - Max Aggregate Offering Price	$ 4,410,000
Final Prospectus	true